JPMorgan Nasdaq Equity Premium Income ETF
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 83.5%
Air Freight & Logistics — 0.1%
United Parcel Service, Inc., Class B	219,380	18,324,811
Automobiles — 2.8%
Tesla, Inc. *	1,975,049	878,343,791
Beverages — 1.5%
Coca-Cola Co. (The)	1,474,232	97,771,066
Monster Beverage Corp. *	2,073,207	139,547,563
PepsiCo, Inc.	1,570,126	220,508,496
		457,827,125
Biotechnology — 2.0%
AbbVie, Inc.	678,701	157,146,430
Amgen, Inc.	374,617	105,716,917
Biogen, Inc. *	344,715	48,287,677
Regeneron Pharmaceuticals, Inc.	236,992	133,253,492
Vertex Pharmaceuticals, Inc. *	474,967	186,016,076
		630,420,592
Broadline Retail — 5.3%
Amazon.com, Inc. *	6,374,591	1,399,668,946
MercadoLibre, Inc. (Brazil) *	82,737	193,351,404
PDD Holdings, Inc., ADR (China) *	295,234	39,021,078
		1,632,041,428
Chemicals — 0.8%
Linde plc	546,483	259,579,425
Commercial Services & Supplies — 0.4%
Copart, Inc. *	2,709,221	121,833,668
Communications Equipment — 1.0%
Cisco Systems, Inc.	4,447,771	304,316,492
Consumer Staples Distribution & Retail — 1.4%
Costco Wholesale Corp.	466,117	431,451,879
Electric Utilities — 1.1%
Constellation Energy Corp.	89,129	29,329,680
NextEra Energy, Inc.	1,160,954	87,640,418
Southern Co. (The)	1,068,696	101,280,320
Xcel Energy, Inc.	1,382,302	111,482,656
		329,733,074
Electrical Equipment — 0.4%
Eaton Corp. plc	315,304	118,002,522
Entertainment — 2.9%
Netflix, Inc. *	667,394	800,152,015
Take-Two Interactive Software, Inc. *	375,601	97,040,274
		897,192,289
Financial Services — 0.6%
Corpay, Inc. *	173,341	49,932,608

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — continued
Mastercard, Inc., Class A	160,154	91,097,197
PayPal Holdings, Inc. *	782,984	52,506,907
		193,536,712
Food Products — 0.7%
Kraft Heinz Co. (The)	1,512,066	39,374,199
Mondelez International, Inc., Class A	2,833,396	177,002,248
		216,376,447
Ground Transportation — 0.8%
CSX Corp.	4,924,703	174,876,203
Uber Technologies, Inc. *	832,869	81,596,176
		256,472,379
Health Care Equipment & Supplies — 1.1%
Dexcom, Inc. *	837,786	56,374,620
Intuitive Surgical, Inc. *	616,438	275,689,567
		332,064,187
Health Care Providers & Services — 0.2%
UnitedHealth Group, Inc.	145,405	50,208,347
Hotels, Restaurants & Leisure — 2.4%
Airbnb, Inc., Class A *	232,566	28,238,164
Booking Holdings, Inc.	61,193	330,397,529
Chipotle Mexican Grill, Inc., Class A *	1,703,996	66,779,604
DoorDash, Inc., Class A *	437,777	119,070,966
Marriott International, Inc., Class A	485,080	126,334,235
Starbucks Corp.	1,044,752	88,386,019
		759,206,517
Industrial Conglomerates — 0.8%
Honeywell International, Inc.	1,116,391	235,000,306
Industrial REITs — 0.2%
Prologis, Inc.	461,778	52,882,817
Interactive Media & Services — 8.0%
Alphabet, Inc., Class C	6,085,776	1,482,190,745
Meta Platforms, Inc., Class A	1,384,760	1,016,940,049
		2,499,130,794
IT Services — 0.7%
Cognizant Technology Solutions Corp., Class A	828,038	55,536,509
Shopify, Inc., Class A (Canada) *	1,172,262	174,209,856
		229,746,365
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.	116,573	56,540,236
Machinery — 0.2%
Deere & Co.	168,916	77,238,530
Media — 0.9%
Charter Communications, Inc., Class A *	181,699	49,986,303

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Media — continued
Comcast Corp., Class A	6,332,486	198,966,710
Trade Desk, Inc. (The), Class A *	497,985	24,406,245
		273,359,258
Oil, Gas & Consumable Fuels — 0.2%
Diamondback Energy, Inc.	514,614	73,641,263
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co.	1,311,770	59,160,827
Professional Services — 0.3%
Verisk Analytics, Inc., Class A	379,939	95,558,458
Semiconductors & Semiconductor Equipment — 21.6%
Advanced Micro Devices, Inc. *	2,544,732	411,712,190
Analog Devices, Inc.	1,098,288	269,849,362
Applied Materials, Inc.	653,715	133,841,609
ASML Holding NV (Registered), NYRS (Netherlands)	211,514	204,764,588
Broadcom, Inc.	4,242,830	1,399,752,046
Intel Corp. *	3,549,778	119,095,052
Lam Research Corp.	2,600,338	348,185,258
Marvell Technology, Inc.	1,796,075	150,996,025
Micron Technology, Inc.	1,870,947	313,046,852
NVIDIA Corp.	14,458,991	2,697,758,541
NXP Semiconductors NV (Netherlands)	753,573	171,611,179
QUALCOMM, Inc.	1,271,629	211,548,201
Teradyne, Inc.	416,233	57,290,310
Texas Instruments, Inc.	1,110,803	204,087,835
		6,693,539,048
Software — 14.8%
Adobe, Inc. *	500,936	176,705,174
AppLovin Corp., Class A *	395,179	283,951,919
Atlassian Corp., Class A *	115,098	18,381,151
Crowdstrike Holdings, Inc., Class A *	378,955	185,831,953
Datadog, Inc., Class A *	196,851	28,031,582
HubSpot, Inc. *	127,302	59,551,876
Intuit, Inc.	518,547	354,120,932
Microsoft Corp.	4,326,862	2,241,098,173
Oracle Corp.	582,690	163,875,735
Palantir Technologies, Inc., Class A *	2,244,581	409,456,466
Palo Alto Networks, Inc. *	1,307,344	266,201,385
ServiceNow, Inc. *	105,757	97,326,052
Strategy, Inc. *	136,151	43,869,214
Synopsys, Inc. *	427,452	210,900,542
Workday, Inc., Class A *	202,259	48,689,809
		4,587,991,963
Specialty Retail — 1.2%
Lowe's Cos., Inc.	407,383	102,379,421

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — continued
O'Reilly Automotive, Inc. *	1,923,869	207,412,317
Ross Stores, Inc.	389,279	59,322,227
		369,113,965
Technology Hardware, Storage & Peripherals — 7.7%
Apple, Inc.	8,666,283	2,206,695,641
Seagate Technology Holdings plc	800,103	188,872,314
		2,395,567,955
Textiles, Apparel & Luxury Goods — 0.0% ^
Lululemon Athletica, Inc. *	47,022	8,366,624
Wireless Telecommunication Services — 1.0%
T-Mobile US, Inc.	1,275,561	305,343,792
Total Common Stocks (Cost $19,353,163,831)		25,899,113,886
	PRINCIPAL AMOUNT($)
Equity-Linked Notes — 15.6%
Barclays Bank plc, ELN, 59.50%, 10/14/2025, (linked to Nasdaq-100 Index) (United Kingdom) (a)	14,307	300,109,938
BNP Paribas, ELN, 53.10%, 10/23/2025, (linked to Nasdaq-100 Index) (France) (a)	14,818	356,242,682
BNP Paribas, ELN, 54.07%, 10/17/2025, (linked to Nasdaq-100 Index) (France) (a)	14,308	316,878,807
BNP Paribas, ELN, 56.80%, 10/10/2025, (linked to Nasdaq-100 Index) (France) (a)	14,175	311,620,590
BNP Paribas, ELN, 62.88%, 11/6/2025, (linked to Nasdaq-100 Index) (a)	13,205	325,012,455
BofA Finance LLC, ELN, 54.40%, 10/27/2025, (linked to Nasdaq-100 Index) (a)	13,623	324,263,135
Citigroup Global Markets Holdings, Inc., ELN, 54.80%, 10/20/2025, (linked to Nasdaq-100 Index) (a)	15,094	339,728,249
Citigroup Global Markets Holdings, Inc., ELN, 61.80%, 10/9/2025, (linked to Nasdaq-100 Index) (a)	14,205	284,721,605
Morgan Stanley Finance LLC, ELN, 49.71%, 10/17/2025, (linked to Nasdaq-100 Index) (b)	15,100	340,748,812
National Bank of Canada, ELN, 63.50%, 11/3/2025, (linked to Nasdaq-100 Index) (a)	13,059	322,724,546
Royal Bank of Canada, ELN, 55.23%, 10/24/2025, (linked to Nasdaq-100 Index) (Canada) (a)	14,006	335,705,508
Royal Bank of Canada, ELN, 56.33%, 10/6/2025, (linked to Nasdaq-100 Index) (Canada) (a)	14,003	306,372,902
Royal Bank of Canada, ELN, 58.25%, 10/30/2025, (linked to Nasdaq-100 Index) (Canada) (a)	13,327	333,739,303
Royal Bank of Canada, ELN, 60.26%, 11/7/2025, (linked to Nasdaq-100 Index) (Canada) (a)	13,371	329,996,146
Toronto-Dominion Bank (The), ELN, 64.22%, 10/31/2025, (linked to Nasdaq-100 Index) (Canada) (b)	13,425	333,569,969
Total Equity-Linked Notes (Cost $5,054,867,810)		4,861,434,647
	SHARES
Short-Term Investments — 0.6%
Investment Companies — 0.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.09% (c) (d) (Cost $177,995,321)	177,995,321	177,995,321
Total Investments — 99.7% (Cost $24,586,026,962)		30,938,543,854
Other Assets in Excess of Liabilities — 0.3%		79,036,462
NET ASSETS — 100.0%		31,017,580,316

Percentages indicated are based on net assets.

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
Abbreviations
ADR	American Depositary Receipt
ELN	Equity-Linked Note
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of September 30, 2025.

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$25,899,113,886	$—	$—	$25,899,113,886
Equity Linked Notes	—	4,861,434,647	—	4,861,434,647

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$177,995,321	$—	$—	$177,995,321
Total Investments in Securities	$26,077,109,207	$4,861,434,647	$—	$30,938,543,854
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.09% (a) (b)	$321,794,479	$1,265,231,547	$1,409,030,705	$—	$—	$177,995,321	177,995,321	$2,519,520	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.